Applicable laws and regulations - Schedule of classification of the loan portfolio by maturity profile based on Rule No.4-2013 (Details) - Loans - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Corporation loan	$ 7,195,567	$ 6,763,020
Loans and advances to banks	2,713,068	2,965,267
Securities at FVOCI - Corporate debt
Statement [Line Items]
Corporation loan	4,396,827	3,669,125
Private
Statement [Line Items]
Loans and advances to banks	2,248,150	2,245,385
State-owned
Statement [Line Items]
Loans and advances to banks	464,918	719,882
Sovereign
Statement [Line Items]
Sovereign	85,672	128,628
Special Mention
Statement [Line Items]
Corporation loan	32,342	0
Loans and advances to banks	0	0
Special Mention | Securities at FVOCI - Corporate debt
Statement [Line Items]
Corporation loan	32,342	0
Special Mention | Private
Statement [Line Items]
Loans and advances to banks	0	0
Special Mention | State-owned
Statement [Line Items]
Loans and advances to banks	0	0
Special Mention | Sovereign
Statement [Line Items]
Sovereign	0	0
Current
Statement [Line Items]
Corporation loan	7,185,460	6,732,913
Loans and advances to banks	2,713,068	2,945,267
Current | Securities at FVOCI - Corporate debt
Statement [Line Items]
Corporation loan	4,386,720	3,659,018
Current | Private
Statement [Line Items]
Loans and advances to banks	2,248,150	2,225,385
Current | State-owned
Statement [Line Items]
Loans and advances to banks	464,918	719,882
Current | Sovereign
Statement [Line Items]
Sovereign	85,672	128,628
Loans Portfolio
Statement [Line Items]
Corporation loan	7,195,567	6,763,020
Loans and advances to banks	2,713,068	2,965,267
Loans Portfolio | Securities at FVOCI - Corporate debt
Statement [Line Items]
Corporation loan	4,396,827	3,669,125
Loans Portfolio | Private
Statement [Line Items]
Loans and advances to banks	2,248,150	2,245,385
Loans Portfolio | State-owned
Statement [Line Items]
Loans and advances to banks	464,918	719,882
Loans Portfolio | Sovereign
Statement [Line Items]
Sovereign	85,672	128,628
Past due
Statement [Line Items]
Corporation loan	0	20,000
Loans and advances to banks	0	20,000
Past due | Securities at FVOCI - Corporate debt
Statement [Line Items]
Corporation loan	0	0
Past due | Private
Statement [Line Items]
Loans and advances to banks	0	20,000
Past due | State-owned
Statement [Line Items]
Loans and advances to banks	0	0
Past due | Sovereign
Statement [Line Items]
Sovereign	0	0
Delinquent
Statement [Line Items]
Corporation loan	10,107	10,107
Loans and advances to banks	0	0
Delinquent | Securities at FVOCI - Corporate debt
Statement [Line Items]
Corporation loan	10,107	10,107
Delinquent | Private
Statement [Line Items]
Loans and advances to banks	0	0
Delinquent | State-owned
Statement [Line Items]
Loans and advances to banks	0	0
Delinquent | Sovereign
Statement [Line Items]
Sovereign	$ 0	$ 0